Trade payables and other current liabilities	12 Months Ended
Dec. 31, 2020
Trade payables and other current liabilities [Abstract]
Trade payables and other current liabilities
Note 17.- Trade payables and other current liabilities

Trade payables and other current liabilities as of December 31, 2020 and 2019 are as follows:

	Balance as of December 31,
Item	2020	2019
Trade accounts payables	54,219	52,062
Down payments from clients	416	565
Liberty (Note 16)	-	41,032
Other accounts payables	37,922	34,403
Total	92,557	128,062

Trade accounts payables mainly relate to the operation and maintenance of the plants.

Nominal values of trade payables and other current liabilities are considered to approximately equal to fair values and the effect of discounting them is not significant.